Investment Strategy - YCG Enhanced Fund	Mar. 31, 2026
Prospectus [Line Items]
Strategy [Heading]	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]
The Fund invests primarily in equity securities without regard to market capitalization that the Adviser believes will produce high, risk-adjusted, forward rates of return (i.e., the long-term annualized return that the Adviser believes a given security can achieve when purchased at the current market price). The Adviser believes the key is to invest in businesses that can compound capital at high rates of return for long periods of time. Businesses with this capability are extremely rare because competition and innovation drive down real pricing to the cost of capital, leaving little excess returns for investors. Therefore, the Adviser pays particular attention to identifying businesses with enduring pricing power, which the Adviser views as the single most important characteristic on which to focus.

The Adviser utilizes a proprietary framework to identify these rare businesses, which tend to possess the following characteristics:

Global Champions
•Deeply entrenched in the economic system
•Globally-networked brand or service
•Geographically-diverse revenue streams
•High market share
Enduring Pricing Power
•Ability to charge a large premium for products or services that are virtually identical to those of their competitors and maintain or grow that premium for decades while maintaining volume growth
•Capability to overcome deflationary pricing that comes as a result of competition and innovation
•Prefer global network economics where the value scales exponentially as the network grows
•More immune to disruption due to slow changing industry and/or difficult to replicate competitive advantages
Long-Term Volume Growth Opportunities
•Long runway of reinvestment at high rates of return
•Benefits from the growth in the global middle and upper classes
•Benefits from urbanization
•Pricing power combined with volume growth means they will be indexed to GDP growth or better
Ownership-Minded Management Team
•High family, founder, or other insider ownership
•History of treating minority owners fairly
•History of wise capital allocation decisions
•Proven track record of ignoring short-term Wall Street pressures
•Focus on aligning employee incentives with owners (principal-agent problem)
Conservatively Capitalized
•Can survive or even thrive in a deep recession
•Possess financial flexibility to fend off new and existing competitors
•Prefer businesses with high returns on tangible assets (thus not requiring leverage)

The Adviser then strives to construct a portfolio of these sustainably high returning businesses that the Adviser believes is both attractively priced and diversified across multiple dimensions including macroeconomic sensitivity, product category, and geography. The Adviser hopes to benefit from the superior economics of these businesses for many years to come.

Portfolio Construction

The Adviser believes that holding a relatively small number of stocks allows its “best ideas” to have a meaningful impact on the Fund’s performance. Therefore, the Fund is non-diversified and will hold fewer stocks than the typical stock mutual fund. The Adviser may invest more in its top choices than in investments it thinks are less attractive. At times, depending on market and other conditions, and in the sole discretion of the Adviser, the Fund may invest a substantial portion of its assets in a small number of issuers, business sectors or industries. Generally, the Fund will hold between 15 to 50 securities, not including options.

The Adviser may buy companies of any size market capitalization. If all else is equal, it prefers larger companies to smaller companies with regards to market capitalization.

The Adviser seeks to enhance the Fund's returns primarily through the sale of cash secured puts and covered calls. Thus, the Fund may write options on a portion of the Fund’s long equity portfolio as a means to generate additional income and to tax-efficiently enter and exit positions. The Fund will not use this strategy as a means of generating implicit leverage. In other words, if all put options were to be exercised, the Fund will generally have enough cash on hand to purchase the assigned shares. While the Adviser seeks to augment returns primarily through the sale of puts and covered calls, this “option enhancement” component may involve additional options strategies.

The Fund may invest up to 50% of its assets in foreign equity securities, including securities of companies located in emerging markets. The Adviser defines foreign equity securities as equity securities of issuers listed on non-U.S. exchanges. This 50% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”) or any security of a foreign company that is listed and trades on a U.S. exchange. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of November 30, 2025, 31% of the Fund’s net assets were invested in securities of issuers within the financial services sector.

The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.

The Adviser generally sells securities of companies when the expected rate of return becomes inadequate, or if it believes there are better investment opportunities available, or if the securities no longer meet its investment criteria. The Adviser may write call options on specific stocks to exit a position or decrease its size. The Adviser will only write call options if it is willing to sell the stock at the exercise price.

Strategy Portfolio Concentration [Text]	The Fund may invest up to 50% of its assets in foreign equity securities, including securities of companies located in emerging markets. The Adviser defines foreign equity securities as equity securities of issuers listed on non-U.S. exchanges. This 50% limit does not apply to investments in the form of American Depositary Receipts (“ADRs”) or any security of a foreign company that is listed and trades on a U.S. exchange. The Fund may, from time to time, have significant exposure to one or more sectors of the market. As of November 30, 2025, 31% of the Fund’s net assets were invested in securities of issuers within the financial services sector.The Fund’s investments in debt securities may include U.S. Treasury notes and bonds, investment grade corporate debt securities, convertible debt securities, debt securities below investment grade (high yield or junk bonds), and foreign debt securities. The Fund may invest up to 20% of its assets in such debt securities, all of which may be in “junk” bonds, i.e., debt securities that are not investment grade securities. These types of bonds carry greater risk.